Business Acquisitions (Details 1) In Thousands, unless otherwise specified	Jul. 09, 2012 USD ($)	Jul. 09, 2012 CNY	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CNY
Cash			$ 6,006	38,817
Accounts receivable			219,957	1,421,690
Inventory			197,113	1,274,040
Other current assets			25,886	167,311
Property and equipment	939	5,761	68,630	443,588
Investment in equity accounted associates & other investment.			11,398	73,673
Other non-current assets			11,651	75,308
Goodwill	1,686	10,349	136,594	882,874
Accounts payable			(131,645)	(850,887)
Short-term borrowings			(52,291)	(337,983)
Other current liabilities			(69,667)	(450,285)
Long-term borrowings			(116,784)	(754,836)
Other long-term liabilities			(23,883)	(154,367)
Net assets held for sale			73,270	473,581
Deferred tax assets			9,482	61,287
Deferred tax liabilities			(452)	(2,923)
Income tax payable			(3,647)	(23,571)
Non-controlling interest			(1,587)	(10,259)
Convertible Redeemable Note and accrued interest			(27,101)	(175,165)
Purchase consideration	$ 2,767	16,980	$ 332,930	2,151,893